Goodwill and Other Intangible Assets (Summary of Terminal Growth Rate and Corresponding Discount Rate) (Detail)	Dec. 31, 2025	Dec. 31, 2024
Potash [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Discount Rate	7.30%	6.30%
Terminal Growth Rate	2.00%	2.50%
Nitrogen [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Discount Rate	8.70%	7.60%
Terminal Growth Rate	2.00%	2.30%
International Retail [Member] | Bottom of range [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Discount Rate		7.90%
Terminal Growth Rate		2.60%
International Retail [Member] | Top of range [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Discount Rate	7.60%
Terminal Growth Rate	2.50%